COMMITMENTS AND CONTINGENT LIABILITIES - CAPITAL COMMITMENTS (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Capital commitments [abstract]
Authorized and contracted for (i)	¥ 167,507	¥ 184,430
Authorized but not contracted for	94,407	90,227
Total capital commitments	261,914	274,657
Investment Commitments	¥ 1,751	¥ 3,648